Deferred revenue	6 Months Ended
Jun. 30, 2013
Deferred Revenue [Abstract]
Deferred revenue
6.	Deferred revenue:

	June 30, 2013	December 31, 2012

Deferred revenue on time charters	$6,210	$19,861
Deferred interest on lease receivable	10,123	12,503
Other deferred revenue	1,040	650

Deferred revenue	17,373	33,014
Current portion	(11,481)	(25,111)

Deferred revenue	$5,892	$7,903